Derivative Financial Instruments - Fair Value of Derivative Instruments on a Gross basis and on a Net Basis as Presented in Consolidated Balance Sheets (Detail) (Commodity Contract [Member], Not Designated as Hedging Instrument [Member], USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2014
Derivatives, Fair Value [Line Items]
Gross Amount	$ 3,951
Netting Adjustments	(1,646)	[1]
Net Amount Presented in the Balance Sheets	2,305
Gross Amount	(1,646)
Netting Adjustments	1,646	[1]
Net Amount Presented in the Balance Sheets	0
Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Gross Amount	(1,462)
Netting Adjustments	1,462	[1]
Net Amount Presented in the Balance Sheets	0
Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Gross Amount	(184)
Netting Adjustments	184	[1]
Net Amount Presented in the Balance Sheets	0
Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Gross Amount	3,542
Netting Adjustments	(1,462)	[1]
Net Amount Presented in the Balance Sheets	2,080
Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Gross Amount	409
Netting Adjustments	(184)	[1]
Net Amount Presented in the Balance Sheets	$ 225

[1]	The Company has agreements in place that allow for the financial right to offset for derivative assets and derivative liabilities at settlement or in the event of a default under the agreements.